Document And Entity Information	Oct. 19, 2026
Document Information Line Items
Entity Central Index Key	0002008748
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	Lord Abbett Private Credit Fund
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01764
Entity Tax Identification Number	93-4670837
Entity Address, Address Line One	30 Hudson Street
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302
City Area Code	888
Local Phone Number	522-2388
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false